UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 92.4%
Brazil – 9.4%
623,300	Banco Bradesco SA (Banks)	$ 7,412,705
1,048,200	Banco do Brasil SA (Banks)	9,016,277
469,700	BRF SA (Food, Beverage & Tobacco)	8,415,965
1,631,700	Companhia Siderurgica Nacional SA ADR (Materials)(a)	7,554,771
29,200	Fibria Celulose SA ADR (Materials)*(a)	326,164
141,300	Gerdau SA ADR (Materials)	996,165
30,000	Grendene SA (Consumer Durables & Apparel)	198,353
62,300	JBS SA (Food, Beverage & Tobacco)	217,257
375,900	Kroton Educacional SA (Consumer Services)	5,744,615
48,900	Mahle-Metal Leve SA Industria e Comercio (Automobiles & Components)	495,839
185,900	Porto Seguro SA (Insurance)	2,168,480
771,300	Vale SA ADR (Materials)	10,489,680

		53,036,271

Chile – 0.2%
76,973	Empresas Copec SA (Energy)	898,125

China – 16.5%
52,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	222,792
23,182,000	Agricultural Bank of China Ltd. Class H (Banks)	10,120,061
1,840,000	Angang Steel Co. Ltd. Class H (Materials)*(a)	1,170,605
32,312,000	Bank of China Ltd. Class H (Banks)	13,638,254
2,979,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	2,167,890
23,924,000	China Construction Bank Corp. Class H (Banks)	16,573,269
366,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	1,676,420
4,407,000	China Merchants Bank Co. Ltd. Class H (Banks)	7,762,563
2,414,000	China Railway Construction Corp. Ltd. Class H (Capital Goods)	2,013,910
2,302,000	Chongqing Rural Commercial Bank Class H (Banks)	977,083
1,499,000	CNOOC Ltd. (Energy)	2,328,417
3,595,000	Fosun International Ltd. (Materials)	3,865,187
840,500	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	3,955,553

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
640,000	Haitian International Holdings Ltd. (Capital Goods)	$ 1,385,511
792,000	Huaneng Power International, Inc. Class H (Utilities)	739,456
13,809,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	8,514,074
686,000	Jiangsu Expressway Co. Ltd. Class H (Transportation)	861,254
81,400	NetEase, Inc. ADR (Software & Services)*	6,102,558
1,578,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,689,747
102,000	Tencent Holdings Ltd. (Software & Services)	7,151,212
274,000	Travelsky Technology Ltd. Class H (Software & Services)	288,477

		93,204,293

Czech Republic – 0.1%
2,857	Komercni Banka AS (Banks)	619,782

Greece – 0.2%
68,399	OPAP SA (Consumer Services)	884,508

Hong Kong – 1.2%
1,246,000	China Resources Power Holdings Co. Ltd. (Utilities)	2,962,385
5,280,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	2,157,717
211,500	NetDragon Websoft, Inc. (Software & Services)	430,705
576,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	486,945
1,002,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	811,828

		6,849,580

Hungary – 0.1%
23,624	OTP Bank PLC (Banks)	432,389

India – 8.4%
242,924	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,830,363
58,196	Bajaj Holdings and Investment Ltd. (Diversified Financials)	860,517

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
90,898	Biocon Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 633,572
577,979	Cairn India Ltd. (Energy)	2,989,203
402,416	HCL Technologies Ltd. (Software & Services)	9,390,726
144,711	Infosys Ltd. ADR (Software & Services)	8,477,170
49,794	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	736,498
252,917	Reliance Industries Ltd. (Energy)	3,356,108
580,964	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,460,521
610,117	Tata Motors Ltd. (Automobiles & Components)	3,394,934
252,900	Tata Steel Ltd. (Materials)	1,434,496
932,886	Wipro Ltd. (Software & Services)	8,554,229

		47,118,337

Indonesia – 0.6%
1,520,500	PT Bank Negara Indonesia (Persero) Tbk (Banks)	545,246
1,310,500	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	895,570
1,222,900	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	699,080
3,040,800	PT Perusahaan Gas Negara (Persero) Tbk (Utilities)	1,182,834

		3,322,730

Malaysia – 2.2%
5,643,200	Genting Malaysia Bhd (Consumer Services)	7,338,990
119,400	Hartalega Holdings Bhd (Health Care Equipment & Services)	253,321
2,245,700	IOI Corp. Bhd (Food, Beverage & Tobacco)	2,804,097
748,566	IOI Properties Group Bhd (Real Estate)*	603,953
163,300	Kuala Lumpur Kepong Bhd (Food, Beverage & Tobacco)	1,143,494
273,200	Petronas Chemicals Group Bhd (Materials)	542,140

		12,685,995

Mexico – 5.1%
424,185	America Movil SAB de CV Series L ADR (Telecommunication Services)	9,018,173
121,900	Gruma SAB de CV Class B (Food, Beverage & Tobacco)*	991,133

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
64,820	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	$ 3,512,596
75,970	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	8,555,741
508,900	Grupo Bimbo SAB de CV Series A (Food, Beverage & Tobacco)	1,351,968
90,900	Grupo Carso SAB de CV Series A-1 (Capital Goods)	474,754
1,978,600	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	5,044,883

		28,949,248

Philippines – 0.1%
262,870	Universal Robina Corp. (Food, Beverage & Tobacco)	684,236

Poland – 0.9%
21,959	Eurocash SA (Food & Staples Retailing)	285,077
1,635	mBank (Banks)	264,058
589,638	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	865,994
26,170	Powszechny Zaklad Ubezpieczen SA (Insurance)	3,420,815

		4,835,944

Russia – 10.9%
186,832	Mail.ru Group Ltd. GDR (Software & Services)	6,963,229
915,305	OAO Gazprom ADR (Energy)	7,537,564
83,175	OAO Gazprom Neft ADR (Energy)(a)	1,689,723
263,068	OAO Lukoil ADR (Energy)	14,935,367
300,355	OAO Tatneft ADR (Energy)	9,906,136
551,100	OJSC Mobile Telesystems ADR (Telecommunication Services)	9,506,475
3,921,910	Sberbank of Russia (Banks)	10,608,029

		61,146,523

South Africa – 7.5%
30,837	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	699,243
183,871	Investec Ltd. (Diversified Financials)	1,177,878
217,111	Kumba Iron Ore Ltd. (Materials)	8,824,591
366,527	Liberty Holdings Ltd. (Insurance)	3,777,331
231,466	Life Healthcare Group Holdings Ltd. (Health Care Equipment & Services)	740,207
907,392	MMI Holdings Ltd. (Insurance)	1,927,922
491,387	Mondi Ltd. (Materials)	7,468,069

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
588,781	MTN Group Ltd. (Telecommunication Services)	$ 10,514,071
95,390	Nedbank Group Ltd. (Banks)	1,662,541
16,680	Sasol Ltd. (Energy)	802,571
123,706	Sun International Ltd. (Consumer Services)	1,096,615
568,608	Super Group Ltd. (Retailing)*	1,395,342
225,509	Vodacom Group Ltd. (Telecommunication Services)	2,387,601

		42,473,982

South Korea – 12.8%
9,283	Daewoong Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	645,501
85,080	Daou Technology, Inc. (Software & Services)*	1,244,348
30,796	GS Holdings (Energy)	1,459,930
1,863	GS Home Shopping, Inc. (Retailing)	480,142
30,850	Hankook Tire Worldwide Co. Ltd. (Diversified Financials)*	606,825
31,840	Hanwha Corp. (Materials)*	1,071,476
20,790	Hyundai Corp. (Capital Goods)*	642,319
2,344	Hyundai Home Shopping Network Corp. (Retailing)	395,216
18,717	Hyundai Motor Co. (Automobiles & Components)	4,062,062
1,427	KCC Corp. (Capital Goods)	649,898
185,068	Kia Motors Corp. (Automobiles & Components)	9,233,635
8,080	Korea Investment Holdings Co. Ltd. (Diversified Financials)	295,712
94,238	Korean Reinsurance Co. (Insurance)	990,311
229,410	LG Uplus Corp. (Telecommunication Services)	2,348,968
21,756	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	25,763,645
9,358	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,160,170
16,714	Samyang Holdings Corp. (Food, Beverage & Tobacco)	1,069,017
98,020	Shinhan Financial Group Co. Ltd. (Banks)	4,136,491
41,341	SK Holdings Co. Ltd. (Capital Goods)	6,884,213
70,460	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	2,455,103

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
32,729	SK Innovation Co. Ltd. (Energy)	$ 3,830,284
88,764	Sungwoo Hitech Co. Ltd. (Automobiles & Components)*	1,269,581
9,303	TK Corp. (Capital Goods)*	170,609

		71,865,456

Taiwan – 10.9%
3,286,000	AcBel Polytech, Inc. (Capital Goods)	3,407,303
4,688,873	Cathay Financial Holding Co. Ltd. (Insurance)	7,051,143
817,000	Chin-Poon Industrial Co. Ltd. (Technology Hardware & Equipment)	1,350,864
1,274,000	Elitegroup Computer Systems Co. Ltd. (Technology Hardware & Equipment)	749,981
328,000	Formosa Taffeta Co. Ltd. (Consumer Durables & Apparel)	346,665
6,998,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	9,872,490
230,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	303,532
689,000	Grape King Bio Ltd. (Household & Personal Products)	2,994,559
729,000	Huang Hsiang Construction Co. (Real Estate)	1,173,984
978,000	Inventec Corp. (Technology Hardware & Equipment)	902,308
2,011,000	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,373,760
2,669,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	3,952,813
552,000	Nien Hsing Textile Co. Ltd. (Consumer Durables & Apparel)	546,671
827,000	Rechi Precision Co. Ltd. (Capital Goods)	866,761
110,000	St Shine Optical Co. Ltd. (Health Care Equipment & Services)	2,839,977
448,000	Taiflex Scientific Co. Ltd. (Technology Hardware & Equipment)	827,642
1,147,000	Taiwan Paiho Ltd. (Consumer Durables & Apparel)	1,187,742
523,400	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	8,855,928
6,409,000	Teco Electric and Machinery Co. Ltd. (Capital Goods)	6,960,916

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
717,000	Tung Ho Steel Enterprise Corp. (Materials)	$ 619,308
184,000	United Integrated Services Co. Ltd. (Capital Goods)	235,074
2,818,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,083,553
558,000	Wistron NeWeb Corp. (Technology Hardware & Equipment)	1,424,832
92,000	Yungtay Engineering Co. Ltd. (Capital Goods)	251,819

		61,179,625

Thailand – 2.0%
1,237,300	Airports of Thailand PCL (Transportation)	6,418,161
3,637,800	BTS Group Holdings PCL (Transportation)	886,593
1,071,000	CH Karnchang PCL (Capital Goods)	467,267
118,000	Delta Electronics Thailand PCL (Technology Hardware & Equipment)	189,103
465,500	PTT Global Chemical PCL (Materials)	1,002,073
112,700	PTT PCL (Energy)	941,427
812,800	Samart Corp. PCL (Technology Hardware & Equipment)	358,250
410,700	Thai Oil PCL (Energy)	654,843
671,100	Thanachart Capital PCL (Banks)	629,085

		11,546,802

Turkey – 3.3%
210,063	Aksa Akrilik Kimya Sanayii (Consumer Durables & Apparel)	696,338
6,901,226	Eregli Demir ve Celik Fabrikalari TAS (Materials)	8,296,247
30,895	Ford Otomotiv Sanayi AS (Automobiles & Components)	270,999
630,340	Tofas Turk Otomobil Fabrikasi AS (Automobiles & Components)	2,964,972
1,821,565	Turk Hava Yollari (Transportation)	5,445,800
109,635	Turkiye Halk Bankasi AS (Banks)	543,074
275,753	Turkiye Sinai Kalkinma Bankasi AS (Banks)	208,051
30,271	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	186,412

		18,611,893

TOTAL COMMON STOCKS		$520,345,719

Shares	Description	Value
Preferred Stocks – 5.0%
Brazil – 4.0%
47,000	Companhia Energetica de Sao Paulo Class B (Utilities)	$ 449,307
1,088,600	Itau Unibanco Holding SA ADR (Banks)	13,324,464
134,600	Itausa - Investimentos Itau SA (Banks)	467,082
676,500	Usinas Siderurgicas de Minas Gerais SA Class A (Materials)*	3,335,896
378,900	Vale SA (Materials)	4,687,271

		22,264,020

Russia – 0.3%
132	OAO AK Transneft (Energy)	301,220
1,159,484	OAO Surgutneftegas (Energy)	837,635
211,000	Sberbank of Russia (Banks)	452,835

		1,591,690

South Korea – 0.7%
7,683	Hyundai Motor Co. (Automobiles & Components)	927,559
3,696	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,257,151

		4,184,710

TOTAL PREFERRED STOCKS		$ 28,040,420

Exchange Traded Fund(a) – 2.2%
United States – 2.2%
332,642	Vanguard FTSE Emerging Markets Fund	$ 12,530,624

Units	Description	Expiration Month	Value
Warrant – 0.0%
Thailand – 0.0%
1,567,600	BTS Group Holdings PCL (Transportation)*	01/18	$ 37,991

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$560,954,754

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 3.9%
Goldman Sachs Financial Square Money Market Fund - FST Shares
21,855,750	0.055%	$ 21,855,750

TOTAL INVESTMENTS – 103.5%		$582,810,504

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.5)%		(19,816,549)

NET ASSETS – 100.0%		$562,993,955

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$594,185,829

Gross unrealized gain	30,444,553
Gross unrealized loss	(41,819,878)

Net unrealized security loss	$(11,375,325)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.1%
Australia – 5.1%
3,000,816	Arrium Ltd. (Materials)	$ 4,079,691
47,998	Australia & New Zealand Banking Group Ltd. (Banks)	1,264,280
227,999	BHP Billiton Ltd. (Materials)	7,281,214
131,718	Commonwealth Bank of Australia (Banks)	8,551,977
58,321	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,589,770
603,542	Dexus Property Group (REIT)	526,387
2,080,095	Mount Gibson Iron Ltd. (Materials)	1,905,094
98,944	Ramsay Health Care Ltd. (Health Care Equipment & Services)	3,799,159
1,196,003	Telstra Corp. Ltd. (Telecommunication Services)	5,382,984
526,360	Westfield Group (REIT)	4,706,522
83,801	Westpac Banking Corp. (Banks)	2,258,569
126,486	Woodside Petroleum Ltd. (Energy)	4,136,698

		47,482,345

Austria – 0.5%
13,269	OMV AG (Energy)	574,122
88,278	Voestalpine AG (Materials)	3,951,132

		4,525,254

Belgium – 1.2%
54,024	Ageas (Insurance)	2,318,262
145,974	KBC Groep NV (Banks)	8,609,585

		10,927,847

Denmark – 0.8%
19,814	H Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)	491,339
217,749	Vestas Wind Systems A/S (Capital Goods)*	7,206,758

		7,698,097

Finland – 0.9%
335,935	Neste Oil Oyj (Energy)(a)	5,996,573
177,155	UPM-Kymmene Oyj (Materials)	2,713,420

		8,709,993

France – 11.6%
221,373	BNP Paribas SA (Banks)	17,091,135
14,414	Bouygues SA (Capital Goods)	550,931
58,591	Cap Gemini SA (Software & Services)	3,985,593
110,565	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	11,630,376
795,355	Credit Agricole SA (Banks)*	10,672,244
100,780	Danone SA (Food, Beverage & Tobacco)	6,653,303
186,467	Electricite de France (Utilities)	6,329,910
2,545	Euler Hermes SA (Insurance)	312,352

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
34,797	Fonciere Des Regions (REIT)	$ 2,851,584
9,942	Gecina SA (REIT)	1,211,204
167,650	Lagardere SCA (Media)	5,918,027
91,826	Legrand SA (Capital Goods)	4,867,425
25,799	L’Oreal SA (Household & Personal Products)	4,235,541
32,958	Metropole Television SA (Media)	714,191
1,240,483	Natixis (Banks)	7,276,850
30,525	Plastic Omnium SA (Automobiles & Components)	789,034
7,975	Schneider Electric SA (Capital Goods)	642,546
67,529	Societe Television Francaise 1 (Media)	1,247,746
104,141	Thales SA (Capital Goods)	6,776,929
61,823	Total SA (Energy)	3,527,106
158,563	Vinci SA (Capital Goods)	10,368,322

		107,652,349

Germany – 7.9%
78,703	BASF SE (Materials)	8,414,289
66,676	Celesio AG (Health Care Equipment & Services)(a)	2,196,420
36,110	Continental AG (Automobiles & Components)	7,749,749
253,582	Deutsche Telekom AG (Registered) (Telecommunication Services)	4,100,204
255,410	Drillisch AG (Telecommunication Services)	7,833,746
270,260	Freenet AG (Telecommunication Services)*	8,240,230
22,928	Hochtief AG (Capital Goods)	1,825,090
23,371	Leoni AG (Automobiles & Components)	1,809,541
44,251	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	6,851,885
155,987	Metro AG (Food & Staples Retailing)	6,413,092
89,495	Nordex SE (Capital Goods)*	1,186,100
155,910	ProSiebenSat.1 Media AG (Registered) (Media)	6,984,252
9,623	Sixt SE (Transportation)	315,472
59,213	TUI AG (Consumer Services)*	1,007,853
179,827	United Internet AG (Registered) (Software & Services)	7,854,181

		72,782,104

Hong Kong – 2.2%
1,226,600	AIA Group Ltd. (Insurance)	5,654,072
343,000	Hutchison Whampoa Ltd. (Capital Goods)	4,247,690
509,200	MGM China Holdings Ltd. (Consumer Services)	1,995,772
37,600	Sands China Ltd. (Consumer Services)	288,740
1,722,000	SJM Holdings Ltd. (Consumer Services)	5,337,429

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
393,000	Wheelock & Co. Ltd. (Real Estate)	$ 1,598,983
340,000	Wynn Macau Ltd. (Consumer Services)	1,444,059

		20,566,745

Ireland – 1.4%
489,992	Beazley PLC (Insurance)	2,054,075
32,481	CRH PLC (Materials)	835,909
198,483	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	9,905,591

		12,795,575

Italy – 0.8%
6,730,129	Banca Popolare di Milano Scarl (Banks)*(a)	4,060,417
43,094	Credito Emiliano SpA (Banks)	351,993
361,759	Salini Impregilo SpA (Capital Goods)	2,144,723
62,734	UniCredit SpA (Banks)	469,571

		7,026,704

Japan – 23.1%
244,400	Aeon Co. Ltd. (Food & Staples Retailing)	3,047,432
25,500	Alpine Electronics, Inc. (Consumer Durables & Apparel)	357,025
253,000	Amada Co. Ltd. (Capital Goods)	2,046,977
436,000	Asahi Glass Co. Ltd. (Capital Goods)	2,466,482
121,300	Calbee, Inc. (Food, Beverage & Tobacco)	2,798,727
89,600	Chubu Electric Power Co., Inc. (Utilities)	1,061,940
365,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,088,752
430,000	Daiwa Securities Group, Inc. (Diversified Financials)	3,987,996
92,000	Fujitsu General Ltd. (Consumer Durables & Apparel)	1,094,620
119,900	GMO Internet, Inc. (Software & Services)	1,462,332
148,600	Gree, Inc. (Software & Services)(a)	1,462,192
120,800	Hakuhodo DY Holdings, Inc. (Media)	975,770
105,000	Isuzu Motors Ltd. (Automobiles & Components)	621,577
98,900	Japan Airlines Co. Ltd. (Transportation)	4,950,308
283,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	8,751,490
193,600	JFE Holdings, Inc. (Materials)	4,011,876
229,300	Kakaku.com, Inc. (Software & Services)	4,335,797

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,581,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	$ 6,016,314
3,400	KDDI Corp. (Telecommunication Services)	187,211
489,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	6,650,258
107,000	Kubota Corp. (Capital Goods)	1,646,866
149,800	Kyocera Corp. (Technology Hardware & Equipment)	6,699,024
57,800	Kyushu Electric Power Co., Inc. (Utilities)*	663,205
790,000	Mazda Motor Corp. (Automobiles & Components)*	3,788,957
2,121,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	12,750,989
75,900	Mitsui & Co. Ltd. (Capital Goods)	1,016,400
1,463,000	Mitsui OSK Lines Ltd. (Transportation)	5,996,821
475,000	Mizuho Financial Group, Inc. (Banks)	1,006,678
119,400	MS&AD Insurance Group Holdings, Inc. (Insurance)	2,766,402
1,268,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	5,709,958
59,500	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	3,184,567
124,400	Nisshin Steel Holdings Co. Ltd. (Materials)	1,319,910
1,173,500	Nomura Holdings, Inc. (Diversified Financials)	8,153,481
436,200	ORIX Corp. (Diversified Financials)	6,616,336
5,100	Otsuka Corp. (Software & Services)	604,918
265,100	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	8,111,419
9,700	Sanrio Co. Ltd. (Retailing)(a)	356,797
87,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	1,002,742
39,000	Showa Shell Sekiyu KK (Energy)	371,143
51,900	SoftBank Corp. (Telecommunication Services)	3,757,397
438,200	Sony Corp. (Consumer Durables & Apparel)	6,865,277
145,500	Start Today Co. Ltd. (Retailing)	3,226,102
104,000	Sumitomo Electric Industries Ltd. (Capital Goods)	1,633,419
243,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	11,275,782
1,659,000	Taiheiyo Cement Corp. (Materials)	6,134,453

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
15,800	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,140,649
172,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	8,012,986
183,100	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	2,747,452
99,500	The Kansai Electric Power Co., Inc. (Utilities)*	1,069,788
15,800	THK Co. Ltd. (Capital Goods)	342,488
246,700	Tokio Marine Holdings, Inc. (Insurance)	7,203,196
402,000	Toko, Inc. (Technology Hardware & Equipment)	1,327,656
344,200	Toyota Motor Corp. (Automobiles & Components)	19,695,005
43,200	TS Tech Co. Ltd. (Automobiles & Components)	1,593,135
33,100	Wacom Co. Ltd. (Technology Hardware & Equipment)	208,783
654,700	Yahoo Japan Corp. (Software & Services)	3,695,968

		214,071,225

Luxembourg – 0.3%
164,237	APERAM (Materials)*	2,946,329

Netherlands – 3.7%
527,862	Koninklijke Ahold NV (Food & Staples Retailing)	8,786,415
133,566	PostNL NV (Transportation)*	747,663
135,676	Randstad Holding NV (Commercial & Professional Services)	8,604,130
147,672	Royal Dutch Shell PLC Class A (Energy)	5,104,407
41,252	Royal Dutch Shell PLC Class B (Energy)	1,508,882
458,644	TomTom NV (Consumer Durables & Apparel)*(a)	3,177,717
154,698	Ziggo NV (Telecommunication Services)	6,718,520

		34,647,734

Norway – 1.4%
254,868	DNB ASA (Banks)	4,328,240
1,239,235	Norsk Hydro ASA (Materials)	5,637,826
250,294	Orkla ASA (Food, Beverage & Tobacco)	1,948,434
28,563	Statoil ASA (Energy)	676,962

		12,591,462

Singapore – 1.3%
13,888,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	5,639,469
98,000	Singapore Airlines Ltd. (Transportation)	735,502

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
2,259,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	$ 5,516,208

		11,891,179

Spain – 1.5%
148,307	Amadeus IT Holding SA Class A (Software & Services)(a)	5,866,726
246,154	Banco Santander SA (Banks)	2,117,709
520,035	Gamesa Corp. Tecnologica SA (Capital Goods)*	5,701,542

		13,685,977

Sweden – 0.7%
454,705	Skandinaviska Enskilda Banken AB Class A (Banks)	5,858,731
4,795	Svenska Handelsbanken AB Class A (Banks)	227,532

		6,086,263

Switzerland – 10.8%
557,302	ABB Ltd. (Registered) (Capital Goods)*	13,861,961
116,534	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	10,941,251
102,744	Adecco SA (Registered) (Commercial & Professional Services)*	8,070,188
51,191	Ascom Holding AG (Registered) (Technology Hardware & Equipment)*	972,291
2,221	Autoneum Holding AG (Automobiles & Components)*	383,632
33,925	Baloise Holding AG (Registered) (Insurance)	4,052,455
30,616	Basilea Pharmaceutica (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	4,216,787
16,730	EMS-Chemie Holding AG (Registered) (Materials)	5,758,744
9,314	Georg Fischer AG (Registered) (Capital Goods)*	6,380,012
80,145	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	8,039,061
9,947	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	786,219
370,920	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	5,835,361
113,434	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	31,127,947

		100,425,909

United Kingdom – 20.9%
713,574	Aberdeen Asset Management PLC (Diversified Financials)	4,576,851

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
408,998	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	$ 6,243,553
252,424	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	16,007,261
372,185	BAE Systems PLC (Capital Goods)	2,625,723
67,211	Berendsen PLC (Commercial & Professional Services)	1,020,092
29,963	BG Group PLC (Energy)	503,616
500,526	BHP Billiton PLC (Materials)	14,734,789
16,575	BP PLC (Energy)	129,899
462,486	BP PLC ADR (Energy)	21,685,969
315,082	British American Tobacco PLC (Food, Beverage & Tobacco)	15,035,001
509,414	BT Group PLC (Telecommunication Services)	3,207,822
674,530	Centrica PLC (Utilities)	3,444,862
32,122	Croda International PLC (Materials)	1,270,667
231,163	easyJet PLC (Transportation)	6,243,644
223,637	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	11,526,251
2,685,924	HSBC Holdings PLC (Banks)	27,562,280
132,567	ITV PLC (Media)	427,781
565,782	J Sainsbury PLC (Food & Staples Retailing)	3,204,226
29,100	Keller Group PLC (Capital Goods)	566,396
396,488	Mondi PLC (Materials)	5,999,856
76,900	National Grid PLC (Utilities)	995,440
88,408	Reckitt Benckiser Group PLC (Household & Personal Products)	6,619,350
211,717	Rexam PLC (Materials)	1,713,079
854,925	TUI Travel PLC (Consumer Services)	5,971,790
124,548	Unilever PLC (Food, Beverage & Tobacco)	4,780,154
256,413	Vodafone Group PLC (Telecommunication Services)	950,195
681,182	Vodafone Group PLC ADR (Telecommunication Services)(b)	25,244,605
53,999	WH Smith PLC (Retailing)	924,745

		193,215,897

TOTAL COMMON STOCKS		$889,728,988

Shares	Description	Value
Preferred Stocks – 1.0%
Germany – 1.0%
80,937	Henkel AG & Co. KGaA (Household & Personal Products)	$ 8,761,134

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$898,490,122

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 2.4%
Goldman Sachs Financial Square Money Market Fund – FST Shares
22,502,649	0.055%	$ 22,502,649

TOTAL INVESTMENTS – 99.5%		$920,992,771

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		4,524,435

NET ASSETS – 100.0%		$925,517,206

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2014.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For more information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	98	March 2014	$3,988,969	$71,211
FTSE 100 Index	18	March 2014	1,911,083	755
Hang Seng Index	2	February 2014	283,482	(5,683)
MSCI Singapore Index	3	February 2014	161,848	(2,318)
SPI 200 Index	12	March 2014	1,350,269	18,632
TSE TOPIX Index	27	March 2014	3,210,825	(113,718)

TOTAL				$(31,121)

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$868,264,513

Gross unrealized gain	84,712,126
Gross unrealized loss	(31,983,868)

Net unrealized security gain	$52,728,258

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%
Australia – 7.5%
346,171	Abacus Property Group (REIT)	$ 676,947
360,427	Amcom Telecommunications Ltd. (Telecommunication Services)	626,330
3,034,071	Arrium Ltd. (Materials)	4,124,902
1,172,782	Australand Property Group (REIT)	3,985,923
486,942	BC Iron Ltd. (Materials)	2,194,515
117,459	Beach Energy Ltd. (Energy)	146,340
439,999	BlueScope Steel Ltd. (Materials)*	2,078,567
35,781	BT Investment Management Ltd. (Diversified Financials)	190,878
822,696	Challenger Ltd. (Diversified Financials)	4,313,498
873,713	Charter Hall Group (REIT)	2,834,028
173,167	Charter Hall Retail REIT (REIT)	542,162
725,979	Cromwell Property Group (REIT)	606,807
120,308	G8 Education Ltd. (Consumer Services)	342,028
1,924,497	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	1,146,437
550,110	iiNET Ltd. (Telecommunication Services)	3,239,542
670,776	Investa Office Fund (REIT)	1,820,098
220,202	JB Hi-Fi Ltd. (Retailing)(a)	3,466,293
162,898	M2 Group Ltd. (Telecommunication Services)	881,802
3,332,668	Mount Gibson Iron Ltd. (Materials)	3,052,287
289,011	Navitas Ltd. (Consumer Services)	1,710,341
91,886	Northern Star Resources Ltd. (Materials)	69,152
250,965	Primary Health Care Ltd. (Health Care Equipment & Services)	1,090,162
164,518	RCR Tomlinson Ltd. (Capital Goods)	442,448
244,701	Roc Oil Co. Ltd. (Energy)*	98,336
1,061,312	Seven West Media Ltd. (Media)	2,032,394
650,639	Skilled Group Ltd. (Commercial & Professional Services)	1,624,058
120,373	Southern Cross Media Group Ltd. (Media)	165,249
189,730	STW Communications Group Ltd. (Media)	240,651
71,096	Super Retail Group Ltd. (Retailing)	666,259
208,441	Tassal Group Ltd. (Food, Beverage & Tobacco)	601,977
89,413	Thorn Group Ltd. (Retailing)	158,805

		45,169,216

Austria – 0.5%
10,056	Flughafen Wien AG (Transportation)	808,681

Shares	Description	Value
Common Stocks – (continued)
Austria – (continued)
48,915	Oesterreichische Post AG (Transportation)	$ 2,254,319
7,236	Wienerberger AG (Capital Goods)	114,500

		3,177,500

Belgium – 1.5%
111,556	Ablynx NV (Pharmaceuticals, Biotechnology & Life Sciences)*	1,089,299
15,738	Arseus NV (Health Care Equipment & Services)	562,093
44,569	Bekaert NV (Materials)	1,534,248
21,303	bpost SA (Transportation)	415,168
16,636	Compagnie Maritime Belge SA (Transportation)	474,849
9,778	Euronav NV (Energy)*	128,010
2,463	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	147,512
60,684	Exmar NV (Energy)	951,041
35,159	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	849,650
7,228	Gimv NV (Diversified Financials)	359,326
5,121	Kinepolis Group NV (Media)	812,829
23,417	Melexis NV (Semiconductors & Semiconductor Equipment)	810,944
11,017	Rezidor Hotel Group AB (Consumer Services)*	75,505
20,938	ThromboGenics NV (Pharmaceuticals, Biotechnology & Life Sciences)*	528,130

		8,738,604

Bermuda – 1.2%
247,295	Catlin Group Ltd. (Insurance)	2,141,802
1,819,442	Golden Ocean Group Ltd. (Transportation)(a)	3,789,330
101,492	Hiscox Ltd. (Insurance)	1,064,457

		6,995,589

China – 0.2%
2,895,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	1,445,563

Denmark – 3.0%
75,058	Bakkafrost P/F (Food, Beverage & Tobacco)	1,122,049
40,837	Bavarian Nordic A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	709,208
11,731	Dfds A/S (Transportation)	888,455
71,682	Jyske Bank A/S (Registered) (Banks)*	3,675,949
5,012	Rockwool International A/S Class B (Capital Goods)	908,715

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
14,252	Schouw & Co. A/S (Capital Goods)	$ 626,350
9,461	SimCorp A/S (Software & Services)	346,866
149,160	Sydbank A/S (Banks)*	3,800,778
162,006	Vestas Wind Systems A/S (Capital Goods)*	5,361,853
20,626	Zealand Pharma A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	274,024

		17,714,247

Finland – 0.3%
48,209	Cramo OYJ (Capital Goods)	955,454
79,987	Ramirent OYJ (Capital Goods)	946,914

		1,902,368

France – 4.7%
32,526	ABC Arbitrage (Diversified Financials)(a)	215,997
260,970	Air France-KLM (Transportation)*(a)	2,995,534
35,278	Altamir (Diversified Financials)	513,654
47,404	Assystem (Commercial & Professional Services)	1,322,151
21,396	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,514,981
20,806	Cegid Group (Software & Services)	754,842
15,171	Euler Hermes SA (Insurance)	1,861,963
28,589	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,199,318
85,459	Mercialys SA (REIT)	1,750,777
104,145	Metropole Television SA (Media)	2,256,793
5,381	Montupet SA (Automobiles & Components)	285,867
22,215	MPI (Energy)	87,170
19,887	Neopost SA (Technology Hardware & Equipment)(a)	1,685,009
2,465	Parrot SA (Technology Hardware & Equipment)*	67,698
131,478	Plastic Omnium SA (Automobiles & Components)	3,398,544
40,587	Saft Groupe SA (Capital Goods)	1,420,650
1,672	Sartorius Stedim Biotech (Health Care Equipment & Services)	298,428
5,015	Societe de la Tour Eiffel (REIT)	336,240
202,202	Societe Television Francaise 1 (Media)	3,736,125
523,756	Technicolor SA (Registered) (Media)*	2,594,121

		28,295,862

Shares	Description	Value
Common Stocks – (continued)
Georgia – 0.2%
36,545	Bank of Georgia Holdings PLC (Banks)	$ 1,289,515

Germany – 8.3%
21,244	Aurelius AG (Diversified Financials)	798,373
106,932	Balda AG (Health Care Equipment & Services)(a)	540,822
305,824	Borussia Dortmund GmbH & Co. KGaA (Media)	1,508,796
37,608	CENTROTEC Sustainable AG (Capital Goods)	970,431
20,757	Comdirect Bank AG (Banks)	236,093
19,189	CropEnergies AG (Energy)	149,064
34,450	Deutsche Beteiligungs AG (Diversified Financials)	1,030,546
27,581	Deutz AG (Capital Goods)*	273,710
147,774	Drillisch AG (Telecommunication Services)	4,532,414
37,785	Duerr AG (Capital Goods)	3,172,839
132,096	Freenet AG (Telecommunication Services)*	4,027,608
31,324	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,105,736
44,900	Grammer AG (Automobiles & Components)	2,115,136
324,806	Heidelberger Druckmaschinen AG (Capital Goods)*(a)	1,332,519
21,807	Homag Group AG (Capital Goods)	572,637
26,573	KUKA AG (Capital Goods)	1,267,963
55,123	Leoni AG (Automobiles & Components)	4,267,995
66,672	LPKF Laser & Electronics AG (Technology Hardware & Equipment)	1,747,204
8,253	MorphoSys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	721,570
7,201	Nemetschek AG (Software & Services)	512,403
135,070	Nordex SE (Capital Goods)*	1,790,117
108,580	QSC AG (Telecommunication Services)	589,401
5,749	R Stahl AG (Capital Goods)	286,847
50,038	Rheinmetall AG (Capital Goods)	3,203,050
218,692	SAF-Holland SA (Automobiles & Components)*	3,455,177
38,954	Sixt SE (Transportation)	1,277,033
3,739	Stroeer Media AG (Media)*	65,538
48,712	Takkt AG (Retailing)	915,324
22,035	Tipp24 SE (Consumer Services)*	1,483,799
94,677	TUI AG (Consumer Services)*	1,611,479
42,030	Wincor Nixdorf AG (Technology Hardware & Equipment)	2,985,726

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
4,002	XING AG (Software & Services)	$ 455,194

		50,002,544

Hong Kong – 1.6%
456,000	Brightoil Petroleum Holdings Ltd. (Energy)*	124,420
260,000	Chow Sang Sang Holdings International Ltd. (Retailing)	698,224
239,600	Dah Sing Financial Holdings Ltd. (Banks)	1,147,173
472,451	Dickson Concepts International Ltd. (Retailing)	267,412
497,432	Dorsett Hospitality International Ltd. (Consumer Services)	93,923
480,000	Emperor Entertainment Hotel Ltd. (Consumer Services)	269,162
1,418,000	Emperor International Holdings (Real Estate)	372,919
43,000	Great Eagle Holdings Ltd. (Real Estate)	140,500
538,100	HKR International Ltd. (Real Estate)	248,680
100,000	Johnson Electric Holdings Ltd. (Capital Goods)	89,121
233,600	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	424,549
508,000	Newocean Energy Holdings Ltd. (Energy)	434,027
36,800	Norstar Founders Group Ltd. (Automobiles & Components)*	3,034
87,000	Orient Overseas International Ltd. (Transportation)	362,932
224,000	Pacific Textiles Holdings Ltd. (Consumer Durables & Apparel)	317,947
768,000	Pico Far East Holdings Ltd. (Media)	218,900
505,000	Prosperity REIT (REIT)	144,147
210,000	Regal Hotels International Holdings Ltd. (Consumer Services)	109,509
1,453,000	Samson Holding Ltd. (Consumer Durables & Apparel)	209,792
2,238,000	Shun Tak Holdings Ltd. (Capital Goods)	1,294,259
1,008,000	Singamas Container Holdings Ltd. (Capital Goods)	227,990
109,138	SOCAM Development Ltd. (Capital Goods)	105,511
70,000	Stella International Holdings Ltd. (Consumer Durables & Apparel)	164,816
405,000	Sunlight Real Estate Investment Trust (REIT)	147,622
100,000	Tian An China Investments Co. Ltd. (Real Estate)	87,659

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
2,136,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	$ 1,173,629
657,600	VST Holdings Ltd. (Technology Hardware & Equipment)	170,993
47,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	568,446

		9,617,296

Ireland – 0.7%
283,636	Beazley PLC (Insurance)	1,189,019
72,742	Grafton Group PLC (Capital Goods)	711,269
522,906	Henderson Group PLC (Diversified Financials)	1,883,631
7,299	Irish Continental Group PLC (Transportation)	272,683

		4,056,602

Israel – 0.1%
7,289	Koor Industries Ltd. (Capital Goods)*	148,888
5,114	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Food & Staples Retailing)(a)	295,738

		444,626

Italy – 3.1%
178,347	A2A SpA (Utilities)	191,884
3,645	Aeroporto di Venezia Marco Polo SpA (Transportation)	61,843
48,601	Astaldi SpA (Capital Goods)	462,133
134,855	ASTM SpA (Transportation)	2,023,308
48,385	Autogrill SpA (Consumer Services)*	443,004
115,697	Banca IFIS SpA (Diversified Financials)	1,881,783
5,822,416	Banca Popolare di Milano Scarl (Banks)*(a)	3,512,776
32,340	Brembo SpA (Automobiles & Components)	836,797
133,167	Cairo Communication SpA (Media)	1,106,350
16,641	Cementir Holding SpA (Materials)	99,463
97,939	Cofide SpA (Capital Goods)*	74,534
595	Cosmo Pharmaceuticals SpA (Pharmaceuticals, Biotechnology & Life Sciences)*	61,525
179,905	Credito Emiliano SpA (Banks)	1,469,466
1,243	Engineering SpA (Software & Services)	76,797
52,231	ERG SpA (Energy)	717,735
202,456	Gruppo Editoriale L’Espresso SpA (Media)*	444,365
116,462	Mediaset SpA (Media)*	592,320
10,524	Reply SpA (Software & Services)	802,655

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
41,252	Societa Cattolica di Assicurazioni SCRL (Insurance)	$ 1,038,604
114,799	Societa Iniziative Autostradali e Servizi SpA (Transportation)	1,144,936
86,036	Sogefi SpA (Automobiles & Components)	463,675
164,396	Unipol Gruppo Finanziario SpA (Insurance)	937,933
7,842	Vittoria Assicurazioni SpA (Insurance)	97,786

		18,541,672

Japan – 26.6%
59,800	Access Co. Ltd. (Software & Services)*(a)	397,674
61,900	Adways, Inc. (Media)*(a)	1,615,030
42,000	Aichi Steel Corp. (Materials)	168,860
17,600	Aida Engineering Ltd. (Capital Goods)	195,699
47,900	Aisan Industry Co. Ltd. (Automobiles & Components)	443,504
27,300	Alpine Electronics, Inc. (Consumer Durables & Apparel)	382,227
40,600	Aoyama Trading Co. Ltd. (Retailing)	1,041,659
8,800	Arcs Co. Ltd. (Food & Staples Retailing)	164,290
28,300	Asatsu-DK, Inc. (Media)	654,291
10,000	ASKA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	79,366
2,700	BML, Inc. (Health Care Equipment & Services)	91,541
10,600	C. Uyemura & Co. Ltd. (Materials)	496,818
14,800	Capcom Co. Ltd. (Software & Services)	289,074
27,000	Central Glass Co. Ltd. (Capital Goods)	84,904
12,600	Chiome Bioscience, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	483,215
32,400	Chiyoda Integre Co. Ltd. (Capital Goods)	618,977
151,300	CKD Corp. (Capital Goods)	1,532,689
10,200	CMIC Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	131,991
34,100	COOKPAD, Inc. (Media)(a)	1,112,397
5,600	Cosel Co. Ltd. (Capital Goods)	64,104
4,900	CROOZ, Inc. (Software & Services)	206,181
6,500	CyberAgent, Inc. (Media)	314,974
63,000	Daifuku Co. Ltd. (Capital Goods)	745,755
88,000	Daihen Corp. (Capital Goods)	389,130
101,800	Daiichikosho Co. Ltd. (Media)	3,173,177

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
31,000	Daiwa Industries Ltd. (Capital Goods)	$ 206,258
445	Daiwa Office Investment Corp. (REIT)	2,115,866
16,000	Denki Kogyo Co. Ltd. (Technology Hardware & Equipment)	103,463
27,200	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	466,797
94,900	Eagle Industry Co. Ltd. (Automobiles & Components)	1,545,245
258,300	EDION Corp. (Retailing)	1,440,802
54,000	en-japan, Inc. (Commercial & Professional Services)	1,228,623
76,800	Fancl Corp. (Household & Personal Products)	843,515
46,300	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	745,405
205,800	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	1,797,771
60,800	Fuji Oil Co. Ltd. (Food, Beverage & Tobacco)	897,349
28,100	Fuji Soft, Inc. (Software & Services)	653,528
108,000	Fujitsu General Ltd. (Consumer Durables & Apparel)	1,284,989
7,500	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	91,813
46,200	Geo Holdings Corp. (Retailing)	438,588
127	Global One Real Estate Investment Corp. (REIT)	874,138
295,800	GMO Internet, Inc. (Software & Services)	3,607,656
137,000	GNI Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	673,529
39,700	G-Tekt Corp. (Automobiles & Components)	1,181,243
340	Hankyu REIT, Inc. (REIT)	1,826,244
35,600	Heiwa Real Estate Co. Ltd. (Real Estate)	544,529
8,800	HIS Co. Ltd. (Consumer Services)	479,042
155,300	Hitachi Capital Corp. (Diversified Financials)	3,865,655
190,000	Hitachi Kokusai Electric, Inc. (Technology Hardware & Equipment)	2,495,927
75,500	Hitachi Transport System Ltd. (Transportation)	1,199,195
98,600	Iino Kaiun Kaisha Ltd. (Transportation)	538,828
901	Ikyu Corp. (Retailing)	1,265,318
16,100	Inabata & Co. Ltd. (Capital Goods)	178,856
55	Industrial & Infrastructure Fund Investment Corp. (REIT)	453,579

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
114,900	Internet Initiative Japan, Inc. (Software & Services)	$ 2,820,979
9,000	Iriso Electronics Co. Ltd. (Technology Hardware & Equipment)	412,328
119,900	IT Holdings Corp. (Software & Services)	1,983,264
14,500	Iwai Cosmo Holdings, Inc. (Diversified Financials)	186,614
6,400	Japan Drilling Co. Ltd. (Energy)(a)	325,749
89	Japan Excellent, Inc. (REIT)	106,020
2,161	Japan Hotel REIT Investment Corp. (REIT)	1,037,833
41,000	Japan Radio Co. Ltd. (Technology Hardware & Equipment)*	139,398
1,053	Japan Rental Housing Investments, Inc. (REIT)	657,921
8,800	Japan Securities Finance Co. Ltd. (Diversified Financials)	60,007
145,000	Japan Vilene Co. Ltd. (Consumer Durables & Apparel)	911,070
100,000	Jeol Ltd. (Health Care Equipment & Services)	462,086
14,400	Justsystems Corp. (Software & Services)*	122,650
28,600	Kanamoto Co. Ltd. (Capital Goods)	738,869
13,100	Kanematsu Electronics Ltd. (Technology Hardware & Equipment)	172,765
38,600	Kasumi Co. Ltd. (Food & Staples Retailing)	255,264
66,000	Kato Works Co. Ltd. (Capital Goods)	388,950
1,718,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	4,004,660
53,800	Keihin Corp. (Automobiles & Components)	797,899
99	Kenedix Realty Investment Corp. (REIT)	492,000
15,800	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	372,818
9,000	Koa Corp. (Technology Hardware & Equipment)	99,243
29,400	Komori Corp. (Capital Goods)	458,448
132,000	Krosaki Harima Corp. (Materials)	300,272
210,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	378,509
23,500	Kuroda Electric Co. Ltd. (Capital Goods)	359,667
3,100	Kusuri No Aoki Co. Ltd. (Food & Staples Retailing)	163,593
514,000	KYB Co. Ltd. (Automobiles & Components)	2,528,290

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
27,800	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	$ 381,385
103,200	Kyokuto Securities Co. Ltd. (Diversified Financials)	1,922,858
24,600	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	871,586
55,000	Kyosan Electric Manufacturing Co. Ltd. (Capital Goods)	173,533
99,300	Lifenet Insurance Co. (Insurance)*	529,585
35,800	Livesense, Inc. (Software & Services)*(a)	760,276
17,600	Macnica, Inc. (Technology Hardware & Equipment)	519,929
100,000	Maeda Corp. (Capital Goods)	669,919
165,000	Maeda Road Construction Co. Ltd. (Capital Goods)	2,694,986
5,500	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	195,749
273	Medinet Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	110,738
6,900	Melco Holdings, Inc. (Technology Hardware & Equipment)	113,406
104	MID REIT, Inc. (REIT)	237,044
87,100	Mirait Holdings Corp. (Capital Goods)	762,940
200,000	Mito Securities Co. Ltd. (Diversified Financials)	901,891
15,500	Mitsuba Corp. (Automobiles & Components)	258,175
76,500	Mitsui High-Tec, Inc. (Semiconductors & Semiconductor Equipment)	508,654
49,900	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)*	353,646
53,700	Modec, Inc. (Energy)	1,459,763
37	Mori Trust Sogo REIT, Inc. (REIT)	299,820
167,000	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	490,701
1,671	NanoCarrier Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	3,448,787
21,600	NEC Networks & System Integration Corp. (Software & Services)	501,626
13,000	Neturen Co. Ltd. (Materials)	97,317
33,000	Nichicon Corp. (Technology Hardware & Equipment)	280,727
13,300	NIFTY Corp. (Software & Services)	170,670
237,000	Nippo Corp. (Capital Goods)	3,690,931
136,000	Nippon Chemi-Con Corp. (Technology Hardware & Equipment)*	446,320

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
69,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	$ 343,737
206,800	Nippon Paper Industries Co. Ltd. (Materials)(a)	3,722,154
27,000	Nippon Seiki Co. Ltd. (Automobiles & Components)	506,405
893,600	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)*	1,827,526
139,000	Nippon Thompson Co. Ltd. (Capital Goods)	685,543
207,100	Nisshin Steel Holdings Co. Ltd. (Materials)	2,197,375
167,000	Nissin Electric Co. Ltd. (Capital Goods)	876,188
2,900	Nitta Corp. (Capital Goods)	65,445
5,300	Nitto Kohki Co. Ltd. (Capital Goods)	94,872
9,500	Noevir Holdings Co. Ltd. (Household & Personal Products)	174,377
200	Nomura Real Estate Residential Fund, Inc. (REIT)	1,039,436
483,000	NS United Kaiun Kaisha Ltd. (Transportation)*	1,271,233
134,000	NTN Corp. (Capital Goods)*	573,762
17,300	Okabe Co. Ltd. (Capital Goods)	216,802
6,200	Osaka Steel Co. Ltd. (Materials)	104,392
21,200	Otsuka Kagu Ltd. (Retailing)	206,643
90,300	Pigeon Corp. (Household & Personal Products)	4,112,119
113,400	Pioneer Corp. (Consumer Durables & Apparel)*(a)	242,516
48,000	Pola Orbis Holdings, Inc. (Household & Personal Products)	1,607,557
141	Premier Investment Corp. (REIT)	545,975
13,500	Resorttrust, Inc. (Consumer Services)	231,730
45,700	Riso Kagaku Corp. (Technology Hardware & Equipment)	908,253
27,000	Roland Corp. (Consumer Durables & Apparel)	360,285
5,900	Roland DG Corp. (Technology Hardware & Equipment)	191,173
40,000	Ryobi Ltd. (Capital Goods)	162,646
12,100	Saizeriya Co. Ltd. (Consumer Services)	142,159
49,800	Sakata Seed Corp. (Food, Beverage & Tobacco)	635,790
3,700	San-A Co. Ltd. (Food & Staples Retailing)	104,671
12,000	Sanki Engineering Co. Ltd. (Capital Goods)	73,512
36,400	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	258,219
182,000	Sanwa Holdings Corp. (Capital Goods)	1,268,458

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
48,000	Sanyo Denki Co. Ltd. (Capital Goods)	$ 319,318
339,000	Sanyo Special Steel Co. Ltd. (Materials)	1,500,700
3,600	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	213,723
75,700	Seikagaku Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	1,127,397
169	Sekisui House SI Investment Co. (REIT)	880,088
10,000	Sekisui Jushi Corp. (Capital Goods)	139,914
212,000	Senko Co. Ltd. (Transportation)	1,037,165
10,500	Shima Seiki Manufacturing Ltd. (Capital Goods)	171,253
234,600	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,798,487
9,900	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	87,319
335,000	Sinfonia Technology Co. Ltd. (Capital Goods)	537,719
22,700	Skymark Airlines, Inc. (Transportation)	81,450
62,300	Sodick Co. Ltd. (Capital Goods)	267,439
8,800	Sosei Group Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	340,115
7,300	St. Marc Holdings Co. Ltd. (Consumer Services)	347,629
167,800	Start Today Co. Ltd. (Retailing)	3,720,549
160,000	Sumitomo Bakelite Co. Ltd. (Materials)	596,549
16,400	Sumitomo Densetsu Co. Ltd. (Capital Goods)	239,005
221,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	826,308
18,000	Sumitomo Precision Products Co. Ltd. (Capital Goods)	75,951
230,000	T RAD Co. Ltd. (Automobiles & Components)	616,953
54,200	Taikisha Ltd. (Capital Goods)	1,174,502
8,000	Takaoka Toko Holdings Co. Ltd. (Capital Goods)	141,188
194,400	Takara Bio, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	3,938,373
81,000	Takuma Co. Ltd. (Capital Goods)	728,010
138,100	Tecmo Koei Holdings Co. Ltd. (Software & Services)	1,683,475

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
170,600	tella, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	$ 3,724,429
7,500	Tenma Corp. (Materials)	103,315
90,000	The 77 Bank Ltd. (Banks)	411,460
72,000	The Nippon Road Co. Ltd. (Capital Goods)	381,775
28,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	249,380
73,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	240,444
15,500	The Tokyo Tomin Bank Ltd. (Banks)	154,601
217,000	Toa Corp. (Capital Goods)*	467,323
15,100	Tocalo Co. Ltd. (Capital Goods)	250,720
72,000	Toei Co. Ltd. (Media)	438,196
19,900	Tohokushinsha Film Corp. (Media)	186,009
68,000	Toko, Inc. (Technology Hardware & Equipment)	224,579
85,600	Tokyo Broadcasting System Holdings, Inc. (Media)	1,022,135
99,000	Tokyo Rope Manufacturing Co. Ltd. (Materials)*	154,830
166	Top REIT, Inc. (REIT)	755,237
31,900	Topcon Corp. (Technology Hardware & Equipment)	439,727
24,000	Topre Corp. (Automobiles & Components)	309,799
2,100	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	84,931
63,000	Toyo Ink SC Holdings Co. Ltd. (Materials)	302,927
123,000	Toyo Securities Co. Ltd. (Diversified Financials)	444,670
20,800	TS Tech Co. Ltd. (Automobiles & Components)	767,065
61,000	Tsubakimoto Chain Co. (Capital Goods)	481,658
25,000	Tsukishima Kikai Co. Ltd. (Capital Goods)	251,415
5,200	TV Asahi Corp. (Media)	107,086
4,100	Union Tool Co. (Capital Goods)	103,424
139,800	UNITED, Inc. (Software & Services)(a)	3,295,309
24,030	Usen Corp. (Media)*	82,345
44,700	ValueCommerce Co. Ltd. (Media)	511,986
86,600	Wacom Co. Ltd. (Technology Hardware & Equipment)	546,242
193,000	Wakita & Co. Ltd. (Capital Goods)	2,164,584
49,900	West Holdings Corp. (Consumer Durables & Apparel)	630,736
33,000	Yokogawa Bridge Holdings Corp. (Capital Goods)	448,567

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
41,800	Yokohama Reito Co. Ltd. (Food & Staples Retailing)	$ 325,952
42,600	Yumeshin Holdings Co. Ltd. (Capital Goods)	373,105
7,500	Yusen Logistics Co. Ltd. (Transportation)	89,471

		159,378,370

Jersey – 0.2%
1,672,223	Centamin PLC (Materials)*	1,202,827
80,635	Highland Gold Mining Ltd. (Materials)	83,390

		1,286,217

Luxembourg – 0.6%
199,985	APERAM (Materials)*	3,587,630

Netherlands – 1.7%
153,520	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	1,785,207
265,528	BinckBank NV (Diversified Financials)	2,956,508
24,779	Brunel International NV (Commercial & Professional Services)	1,456,432
349,050	SNS REAAL NV (Diversified Financials)*(a)	—
359,043	TomTom NV (Consumer Durables & Apparel)*	2,487,631
109,240	USG People NV (Commercial & Professional Services)	1,711,456

		10,397,234

New Zealand – 0.4%
841,815	Air New Zealand Ltd. (Transportation)	1,162,226
30,826	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	101,024
256,644	New Zealand Oil & Gas Ltd. (Energy)	160,046
239,042	Summerset Group Holdings Ltd. (Health Care Equipment & Services)	675,830

		2,099,126

Norway – 0.7%
69,568	DNO International ASA (Energy)*	227,076
20,482	Leroey Seafood Group ASA (Food, Beverage & Tobacco)	620,828
59,269	Marine Harvest ASA (Food, Beverage & Tobacco)	683,187
63,787	Norwegian Air Shuttle ASA (Transportation)*(a)	2,080,801
88,692	SpareBanken 1 SMN (Banks)	831,254

		4,443,146

Portugal – 0.6%
213,629	Mota-Engil SGPS SA (Capital Goods)	1,344,423

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Portugal – (continued)
255,253	Portucel SA (Materials)	$ 1,059,487
17,019	Semapa-Sociedade de Investimento e Gestao (Materials)	227,240
309,051	Sonaecom - SGPS SA (Telecommunication Services)	989,932

		3,621,082

Singapore – 1.6%
120,000	Asian Pay Television Trust (Media)	71,927
448,000	Chip Eng Seng Corp. Ltd. (Capital Goods)	243,613
749,000	CSE Global Ltd. (Software & Services)	370,524
3,980,000	Ezra Holdings Ltd. (Energy)*	3,013,556
90,000	Frasers Centrepoint Trust (REIT)	119,804
282,000	GuocoLeisure Ltd. (Consumer Services)	182,054
219,000	Hi-P International Ltd. Class P (Technology Hardware & Equipment)	91,673
216,000	Ho Bee Land Ltd. (Real Estate)	338,971
643,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)	386,376
1,452,000	Lippo Malls Indonesia Retail Trust (REIT)	463,293
209,000	Mapletree Industrial Trust (REIT)	214,061
2,757,000	Mapletree Logistics Trust (REIT)	2,161,723
254,000	Stamford Land Corp. Ltd. (Consumer Services)	115,223
838,000	Suntec Real Estate Investment Trust (REIT)	1,053,038
461,000	Wing Tai Holdings Ltd. (Real Estate)	624,427

		9,450,263

Spain – 2.5%
389,633	Bankinter SA (Banks)	2,909,507
74,120	Bolsas y Mercados Espanoles SA (Diversified Financials)(a)	2,897,617
300,916	Ence Energia y Celulosa SA (Materials)	1,104,399
403,716	Gamesa Corp. Tecnologica SA (Capital Goods)*	4,426,248
44,934	Grupo Catalana Occidente SA (Insurance)	1,724,141
82,414	Papeles y Cartones de Europa SA (Materials)	433,925
102,569	Tubacex SA (Materials)	390,866
365,152	Zeltia SA (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	1,323,214

		15,209,917

Shares	Description	Value
Common Stocks – (continued)
Sweden – 3.2%
43,557	Active Biotech AB (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	$ 229,350
56,160	Axfood AB (Food & Staples Retailing)	2,691,675
13,710	B&B Tools AB Class B (Capital Goods)	272,049
44,906	Betsson AB (Consumer Services)*	1,267,028
86,571	Bilia AB Class A (Retailing)	2,209,782
24,324	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)	838,539
225,234	Eniro AB (Media)*	1,680,705
30,781	Fingerprint Cards AB Class B (Technology Hardware & Equipment)*(a)	258,556
45,778	Industrial & Financial Systems AB Class B (Software & Services)	1,118,002
135,578	Medivir AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	1,873,126
19,668	NCC AB Class B (Capital Goods)	627,626
23,182	Net Entertainment NE AB Class B (Software & Services)*	527,022
88,660	Nobia AB (Consumer Durables & Apparel)	686,799
67,975	Nolato AB Class B (Technology Hardware & Equipment)	1,657,595
9,822	Orexo AB (Pharmaceuticals, Biotechnology & Life Sciences)*	260,115
582,743	SAS AB (Transportation)*(a)	1,608,734
101,720	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	1,159,230
16,933	Wallenstam AB Class B (Real Estate)	258,827

		19,224,760

Switzerland – 6.4%
12,938	AFG Arbonia-Forster Holding AG (Registered) (Capital Goods)*	454,471
61,909	Ascom Holding AG (Registered) (Technology Hardware & Equipment)*	1,175,862
11,790	Autoneum Holding AG (Automobiles & Components)*	2,036,478
29,653	Basilea Pharmaceutica (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	4,084,151

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
2,794	Bossard Holding AG (Capital Goods)	$ 672,386
5,824	Bucher Industries AG (Registered) (Capital Goods)	1,705,555
483	Flughafen Zuerich AG (Registered) (Transportation)	283,719
1,192	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	973,662
5,270	Galenica AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,019,625
113,491	GAM Holding AG (Diversified Financials)*	1,904,802
6,315	Georg Fischer AG (Registered) (Capital Goods)*	4,325,722
28,701	Implenia AG (Registered) (Capital Goods)*	2,018,887
7,673	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	2,833,604
10,897	Komax Holding AG (Registered) (Capital Goods)*	1,709,098
84,736	Kudelski SA (Technology Hardware & Equipment)	1,294,736
5,028	Kuoni Reisen Holding AG (Registered) (Consumer Services)*	2,272,635
184	LEM Holding SA (Registered) (Technology Hardware & Equipment)	141,858
73,953	Logitech International SA (Registered) (Technology Hardware & Equipment)	1,162,544
8,180	Nobel Biocare Holding AG (Registered) (Health Care Equipment & Services)*	124,689
1,837	Schweizerische National-Versicherungs-Gesellschaft (Registered) Class V (Insurance)	121,163
4,103	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	733,288
1,658	Tecan AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	181,797
16,509	U-Blox AG (Technology Hardware & Equipment)*	2,094,030
112	Vetropack Holding AG (Materials)	222,234
24,923	Zehnder Group AG (Capital Goods)	1,119,527

		38,666,523

United Kingdom – 18.2%
85,870	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	734,041

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
27,132	Afren PLC (Energy)*	$ 66,287
44,535	Ashmore Group PLC (Diversified Financials)	237,920
148,927	Berendsen PLC (Commercial & Professional Services)	2,260,334
4,647	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	197,197
83,736	Betfair Group PLC (Consumer Services)	1,453,622
132,279	Big Yellow Group PLC (REIT)	1,125,164
849,605	Blinkx PLC (Software & Services)*(a)	1,775,116
138,134	Bodycote PLC (Capital Goods)	1,471,966
54,889	Britvic PLC (Food, Beverage & Tobacco)	625,214
105,569	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	1,027,721
144,069	Chemring Group PLC (Capital Goods)	571,364
149,209	Chesnara PLC (Insurance)	845,313
88,510	Cineworld Group PLC (Media)(a)	514,729
48,850	Clinigen Group PLC (Pharmaceuticals, Biotechnology & Life Sciences)	472,191
75,043	Computacenter PLC (Software & Services)	798,490
68,740	Concentric AB (Capital Goods)	726,338
9,118	Costain Group PLC (Capital Goods)	43,955
30,213	Crest Nicholson Holdings PLC (Consumer Durables & Apparel)*	181,782
236,483	CSR PLC (Semiconductors & Semiconductor Equipment)	2,567,098
7,717	Daily Mail & General Trust PLC Class A (Media)	121,908
38,967	Dairy Crest Group PLC (Food, Beverage & Tobacco)	331,762
132,417	Dart Group PLC (Transportation)	556,173
4,220	Derwent London PLC (REIT)	172,700
202,883	Diploma PLC (Technology Hardware & Equipment)	2,315,010
861,478	DS Smith PLC (Materials)	4,638,772
394,116	Elementis PLC (Materials)	1,652,199
692,500	EnQuest PLC (Energy)*	1,474,722
261,997	Fenner PLC (Capital Goods)	1,766,440
3,043	Fidessa Group PLC (Software & Services)	115,705
193,044	Galliford Try PLC (Capital Goods)	3,710,808
795,871	Globo PLC (Software & Services)*(a)	752,291
54,134	Go-Ahead Group PLC (Transportation)	1,757,294
510,521	Halfords Group PLC (Retailing)	3,838,949

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
1,308,094	Hansteen Holdings PLC (REIT)	$ 2,279,398
131,009	Hays PLC (Commercial & Professional Services)	285,481
109,427	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,157,127
20,329	Hill & Smith Holdings PLC (Materials)	181,105
1,235,080	Home Retail Group PLC (Retailing)	3,630,524
35,494	Homeserve PLC (Commercial & Professional Services)	190,841
417,571	IG Group Holdings PLC (Diversified Financials)	4,292,860
410,213	Intermediate Capital Group PLC (Diversified Financials)	2,782,690
268,276	Interserve PLC (Capital Goods)	2,683,128
6,862	Jardine Lloyd Thompson Group PLC (Insurance)	119,144
23,495	JD Wetherspoon PLC (Consumer Services)	307,327
54,886	John Wood Group PLC (Energy)	577,994
59,765	Jupiter Fund Management PLC (Diversified Financials)	366,515
64,288	Kcom Group PLC (Telecommunication Services)	104,245
127,353	Keller Group PLC (Capital Goods)	2,478,770
699,907	Ladbrokes PLC (Consumer Services)	1,716,362
181,865	Lancashire Holdings Ltd. (Insurance)	2,254,218
696,625	Man Group PLC (Diversified Financials)	932,748
228,434	Micro Focus International PLC (Software & Services)	2,811,123
287,102	Mondi PLC (Materials)	4,344,572
735,286	Moneysupermarket.com Group PLC (Software & Services)	2,157,362
13,785	Morgan Sindall Group PLC (Capital Goods)	180,278
285,745	N Brown Group PLC (Retailing)	2,537,124
98,451	Northgate PLC (Transportation)	906,324
146,115	Ocado Group PLC (Retailing)*	1,253,678
560,224	Paragon Group of Companies PLC (Banks)	3,230,474
785,084	QinetiQ Group PLC (Capital Goods)	2,882,265
341,553	Redefine International PLC (REIT) (a)	291,969
17,930	Restaurant Group PLC (Consumer Services)	180,333
43,199	Rightmove PLC (Media)	1,797,421
10,758	Savills PLC (Real Estate)	110,532
38,029	Shaftesbury PLC (REIT)	388,849
176,059	SIG PLC (Capital Goods)	566,365
88,656	Soco International PLC (Energy)*	599,802

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
778,080	Speedy Hire PLC (Capital Goods)	$ 825,010
50,422	Stagecoach Group PLC (Transportation)	301,233
136,411	TalkTalk Telecom Group PLC (Telecommunication Services)	698,001
1,664,065	Thomas Cook Group PLC (Consumer Services)*	4,917,784
146,626	Trinity Mirror PLC (Media)*	428,975
265,149	TT electronics PLC (Technology Hardware & Equipment)	901,179
17,951	Tullett Prebon PLC (Diversified Financials)	97,659
158,288	Vectura Group PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	416,986
105,891	Victrex PLC (Materials)	3,093,355
245,514	WH Smith PLC (Retailing)	4,204,481
38,177	Workspace Group PLC (REIT)	340,782
27,251	WS Atkins PLC (Commercial & Professional Services)	608,582
66,830	Xchanging PLC (Software & Services)	195,935

		109,509,485

TOTAL COMMON STOCKS		$574,264,957

Preferred Stocks – 0.5%
Germany – 0.3%
8,226	Biotest AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 918,054
1,456	Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)	177,368
16,094	Sixt SE (Transportation)	439,830
377	Sto AG (Materials)	71,221

		1,606,473

Italy – 0.2%
263,237	Unipol Gruppo Finanziario SpA (Insurance)	1,339,134

TOTAL PREFERRED STOCKS		$ 2,945,607

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Units	Description	Expiration Month	Value
Rights – 0.0%
Portugal – 0.0%
193,770	Mota-Engil SGPS SA (Capital Goods)*	03/14	$ 107,148

United Kingdom – 0.0%
28,323	Cineworld Group PLC (Media)*	02/14	57,269

TOTAL RIGHTS			$ 164,417

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$577,374,981

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 6.9%
Goldman Sachs Financial Square Money Market Fund – FST Shares
41,208,261	0.055%	$ 41,208,261

TOTAL INVESTMENTS – 103.0%		$618,583,242

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.0)%		(18,250,008)

NET ASSETS – 100.0%		$600,333,234

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(c)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	137	March 2014	$5,576,416	$124,532
FTSE 100 Index	28	March 2014	2,972,796	2,129
Hang Seng Index	3	February 2014	425,223	(5,100)
MSCI Singapore Index	9	February 2014	485,545	(3,978)
SPI 200 Index	12	March 2014	1,350,269	16,249
TSE TOPIX Index	31	March 2014	3,686,503	(84,677)

TOTAL				$49,155

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$558,408,029

Gross unrealized gain	81,169,537
Gross unrealized loss	(20,994,324)

Net unrealized security gain	$60,175,213

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2014:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$74,171,116	$43,507,172	(a)	$—
Other	32,942,131	410,334,335	(a)	—
Total	$107,113,247	$453,841,507		$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
Other	$58,456,825	$840,033,297	(a)	$—
Secrities Lending Reinvestment Vehicle	22,502,649	—		—
Total	$80,959,474	$840,033,297		$—

Derivative Type
Assets(b)
Futures Contracts	$90,598	$—		$—
Liabilities(b)
Futures Contracts	$(121,719)	$—		$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$6,995,589	(a)	$—
Other	—	570,379,392	(a)	—
Secrities Lending Reinvestment Vehicle	41,208,261	—		—
Total	$41,208,261	$577,374,981		$—

Derivative Type
Assets(b)
Futures Contracts	$142,910	$—		$—
Liabilities(b)
Futures Contracts	$(93,755)	$—		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
(b)	Amount shown represents unrealized loss at period end.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 26, 2014

*	Print the name and title of each signing officer under his or her signature.